TRADE RECEIVABLES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-interest bearing	The normal trade credit term is generally on 30 days to 90 days term.	The account receivables are non-interest bearing and is generally on 30 days to 90 days term
Interest rate	6.00%
Bad debts written off		$ 4,165	$ 3,809
Trade Receivable
Bad debts written off		$ 12,600	$ 3,809